Shareholder's Deficit, Preferred Shares and Ordinary Shares (FY) (Details)	1 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 $ / shares shares
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preference stock, shares issued (in shares)	0	0
Preference stock, shares outstanding (in shares)	0	0
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Converted percentage	20.00%	20.00%
Class A Ordinary Shares [Member]
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Ordinary stock, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Voting right per share | Vote	1
Ordinary shares, issued (in shares)	0	0
Ordinary shares, outstanding (in shares)	0	0
Class B Ordinary Shares [Member]
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Ordinary stock, shares authorized (in shares)	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Voting right per share | Vote	1
Ordinary shares, issued (in shares)	0	8,625,000
Ordinary shares, outstanding (in shares)	0	8,625,000